BORROWINGS - Movements in Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Balance at the beginning of year	$ 3,699	$ 12,240	$ 25,968
Borrowings related to business combination	30,695	3,010	2,538
Proceeds from new borrowings	395,621	0	13,500
Payment of borrowings	(275,889)	(10,760)	(30,216)
Accrued interest	4,106	2,491	915
Foreign exchange	0	(3,127)	(375)
Translation	875	(155)	(90)
TOTAL	159,107	3,699	12,240
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings (note 21)	395,621	0	13,500
Payment of borrowings	275,889	10,760	$ 30,216
A&R Credit Agreement | Globant LLC
Financial Instruments [Abstract]
Payment of borrowings	(243,344)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	243,344
A&R Credit Agreement | Globant España S.A.
Financial Instruments [Abstract]
Payment of borrowings	(18,359)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	18,359
A&R Credit Agreement | Pentalog
Financial Instruments [Abstract]
Payment of borrowings	(6,225)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	6,225
A&R Credit Agreement | Experience IT
Financial Instruments [Abstract]
Payment of borrowings	(2,588)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	2,588
A&R Credit Agreement | Sports Reinvention Entertainment Group S.L
Financial Instruments [Abstract]
Payment of borrowings	(1,969)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings	1,969
Banco Santander Loan | Sistemas Globales S.A.
Financial Instruments [Abstract]
Proceeds from new borrowings	395
Payment of borrowings		(9,030)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings (note 21)	$ 395
Payment of borrowings		9,030
Banco Santander Loan | Hybrido
Financial Instruments [Abstract]
Payment of borrowings		(808)
Disclosure of detailed information about borrowings [line items]
Payment of borrowings		$ 808